Summary of Significant Accounting Policies (Details Narrative) - USD ($)			12 Months Ended
	Jul. 03, 2023	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Dec. 01, 2021	Dec. 21, 2020
Product Information [Line Items]
Stock split	1-for-20
Stock price	$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Cash FDIC insured amount			$ 250,000
Cash			$ 16,800,000		$ 3,100,000
Concentration risk license, descriptions			Other receivables, related party consists of a receivable due from Biofrontera AG for its 50% share of a legal settlement and related costs for which they are jointly and severally liable for the total settlement amount. The Company has a contractual right to repayment of its share of the settlement payment from Biofrontera AG under the Settlement Allocation Agreement entered into on December 9, 2021, which provided that the settlement payments would first be made by the Company and then reimbursed by Biofrontera AG for its share. Although this receivable has credit risk, it is mitigated by the Settlement Allocation Agreement as amended on March 31, 2022, which provides certain remedies to the Company, if Biofrontera AG fails to make timely reimbursements, which the Company may implement in its sole discretion, including the ability to charge interest at a rate of 6.0% per annum for each day that any reimbursement is past due and the ability to offset any overdue reimbursement amounts against payments owed to Biofrontera AG by the Company
Operating lease right of use asset		$ 1,800,000	$ 1,375,000
Operating lease liability		$ 1,800,000	$ 1,346,000
Credit rating description		Based on a synthetic credit rating of Ba3 and a term of 3.33 to six years, the IBR was determined to be 6% for lease liabilities at inception and 8.5% for 2022 lease liabilities	Based on a synthetic credit rating of Ba3 and a term of 3.33 to six years, the IBR was determined to be 6% for leased liabilities at inception and 8.5% for 2022 leased liabilities
Weighting of volatility rate input				55.00%
Dividend rate			0.00%	0.00%
Advertising costs			$ 100,000	$ 500,000
Re-Levered Equity [Member]
Product Information [Line Items]
Weighting of volatility rate input			80.00%
Warrant [Member]
Product Information [Line Items]
Weighting of volatility rate input			20.00%
Logistics and Distribution [Member]
Product Information [Line Items]
Logistics and distribution costs			$ 500,000	$ 400,000